Other Reserves - Summary of Other Reserves (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other Reserves [Member] | Cash Flow Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Net charge to cash flow reserve relating to fair value movements on derivatives	£ 295	£ (941)	£ (255)
Non-controlling interests [member]
Disclosure Of Reserves Within Equity [Line Items]
Exchange differences in relation to retained earnings attributed to non-controlling interests	£ 1	£ 10	£ 0